Accumulated other comprehensive income (Details)	6 Months Ended
Jun. 30, 2016 USD ($)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 30,951,837
Ending balance	11,516,001
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	30,951,837
Other comprehensive loss (unaudited)	(19,435,836)
Ending balance	$ 11,516,001